Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Details of Goodwill Associated with Each Purchase

The following table details the goodwill associated with each purchase, which is no longer being amortized, in accordance with ASC Topic 350, Intangibles- Goodwill and Other.

Purchase	Total	Life to Date Amortization	Unamortized Balance
Kosciusko Branch	$605,122	$309,285	$295,837
Scooba Branch	400,000	180,000	220,000
Three D Mortgage Company	76,408	10,188	66,220
CB&T Capital Corporation	2,567,600	—	2,567,600

Total goodwill	$3,649,130	$499,473	$3,149,657

Core Deposit Intangible Balance

The core deposit intangible balance is detailed as follows:

Purchase	Total	Current Year Amortization	Life to Date Amortization	Unamortized Balance

CB&T Capital Corporation	$1,846,909	$76,955	$1,846,909	$—

Total core deposit intangible	$1,846,909	$76,955	$1,846,909	$—